Convertible Note (Tables)	12 Months Ended
Mar. 31, 2024
Convertible Note [Abstract]
Schedule of Net Carrying Amount of Convertible Note	Net carrying amount of Convertible Notes dated as of March 31, 2024 were as follows:
	Principal outstanding	Unamortized issuance cost	Net carrying value

Convertible Note – 2022-2 (new)	$811,145	$-	$811,145
Convertible Note – 2023-2	531,667	(43,095)	488,572
Convertible Note – 2024	531,667	(51,288)	480,379
Total	$1,874,479	(94,384)	$1,780,095
Net carrying amount of Convertible Notes dated as of March 31, 2023 were as follows:
	Principal outstanding	Unamortized issuance cost	Net carrying value

Convertible Note – 2022-2	$1,595,000	$(163,967)	$1,431,033
Convertible Note – 2023	1,902,639	(176,180)	1,726,459
Total	$3,497,639	(340,147)	$3,157,492

Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost	Amortization of issuance cost, debt discount and interest cost for the year ended March 31, 2024 were as follows:
	Accretion of debt discount	Convertible note interest	Total

Convertible Note – 2022-2	$163,967	$71,388	$235,355
Convertible Note – 2022-2 (new)	-	27,500	27,500
Convertible Note – 2023-1	112,826	123,088	235,914
Convertible Note – 2023-2	15,600	9,345	24,945
Convertible Note – 2024	378	262	640
Total	$292,771	$231,583	$524,354
Amortization of issuance cost, debt discount and interest cost for the year ended March 31, 2023 were as follows:
	Accretion of debt discount	Convertible note interest	Total

Convertible Note – 2022-1	267,122	94,643	361,765
Convertible Note – 2022-2	56,068	27,233	83,301
Convertible Note – 2023	12,464	8,406	20,870
Total	$335,654	$130,282	$465,936